Financial Instruments - Schedule of Gross Carrying Amounts Of Financial Assets Measured at Amortized Cost by Due Date (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	¥ 3,071,287	¥ 2,146,595
Financial Assets with Loss Allowance Measured at 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,065,985	2,143,066
Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,279	1,849
Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,023	1,680
Credit Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	48,379	45,846	¥ 32,909
Credit Risk | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,678,459	1,608,098
Credit Risk | Gross Carrying Amount | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,525,274	1,481,308
Credit Risk | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	91,156	70,682
Credit Risk | Gross Carrying Amount | Within 31 to 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,164	9,122
Credit Risk | Gross Carrying Amount | Over 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50,865	46,986
Credit Risk | Financial assets that are purchased or originated credit-impaired | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14,965	11,581
Credit Risk | Financial assets that are purchased or originated credit-impaired | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	82	95
Credit Risk | Financial assets that are purchased or originated credit-impaired | Gross Carrying Amount | Within 31 to 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,673	1,383
Credit Risk | Financial assets that are purchased or originated credit-impaired | Gross Carrying Amount | Over 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,210	10,103
Credit Risk | Financial Assets with Loss Allowance Measured at 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,251	10,660	8,822
Credit Risk | Financial Assets with Loss Allowance Measured at 12-month ECL | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,609,198	1,546,224
Credit Risk | Financial Assets with Loss Allowance Measured at 12-month ECL | Gross Carrying Amount | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,522,485	1,479,394
Credit Risk | Financial Assets with Loss Allowance Measured at 12-month ECL | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	86,713	66,830
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,985	1,572	1,308
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,072	7,267
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,128	2,781
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition | Gross Carrying Amount | Within 31 to 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,944	4,486
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	32,720	33,110	22,190
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	41,955	40,587
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,159	948
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets | Gross Carrying Amount | Within 31 to 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,519	3,250
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets | Gross Carrying Amount | Over 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37,277	36,389
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	423	504	¥ 589
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL | Gross Carrying Amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,269	2,439
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL | Gross Carrying Amount | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,789	1,914
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL | Gross Carrying Amount | Within 30 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	74	28
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL | Gross Carrying Amount | Within 31 to 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	28	3
Credit Risk | Accounts Receivables for Which Simplified Approach is Applied | Financial Assets with Loss Allowance Measured at Lifetime ECL | Gross Carrying Amount | Over 90 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	¥ 378	¥ 494